Note 24 - Subsequent Event (Detail) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Mar. 31, 2013 Subsequent Event [Member] Real Estate Project [Member]	Feb. 28, 2013 Subsequent Event [Member]
Repayments of Short-term Debt	$ 5,672,004		$ 7,095,584
Equity Method Investment, Ownership Percentage		49.00%
Business Acquisition, Cost of Acquired Entity, Purchase Price		$ 21,525,608